Ordinary Shares	12 Months Ended
Dec. 31, 2019
Ordinary Shares
Ordinary Shares

12. Ordinary Shares

As of December 31, 2016 and 2017, 100,000,000 shares were authorized, 26,882,387 ordinary shares were issued and outstanding, respectively. The holder of ordinary shares issued and outstanding shall have one (1) vote for each ordinary share held by such holder.

In January 2018, the shareholders of the Company agreed to increase the authorized shares to 200,000,000 shares, including 165,840,454 ordinary shares and 34,159,546 preferred shares.

In January 2018, the Company re-designated 1,692,266 ordinary shares held by SHAOHUI HOLDINGS LIMITED, which was controlled by an individual investor, to Series D preferred shares, which were then transferred to new investors for a total amount of US$9,975 at US$5.89 per share. The Company did not receive any proceeds from this transaction.

In August 2018, the Company re-designated 1,399,181 ordinary shares held by SHAOHUI HOLDINGS LIMITED, which was controlled by an individual investor, to Series E preferred shares, which were then transferred to new investors for a total amount of US$14,760 at US$10.55 per share. The Company did not receive any proceeds from this transaction.

The Company considered that such re-designation, in substance, was the same as a repurchase and cancellation of the ordinary shares and simultaneously an issuance of the preferred shares. Therefore the Company recorded 1) difference between the fair value and the par value of the ordinary shares against additional paid-in capital or by increasing accumulated deficit once additional paid-in capital has been exhausted; and 2) difference between the fair value of the preferred shares and ordinary shares, as deemed distribution to shareholder, against retained earnings, or in the absence of retained earnings, by charging against additional paid-in capital or by increasing the accumulated deficit once additional paid-in capital has been exhausted.

In August 2018, the Company re-designated 500,000 ordinary shares held by YUTAO HOLDINGS LIMITED, wholly owned by one founder who is also an employee of the Company, to Series E preferred shares, which were then transferred to new investors for a total amount of US$5,275 at US$10.55 per share. The Company did not receive any proceeds from this transaction.

The Company considered that such re-designation, in substance, was the same as a repurchase and cancellation of the ordinary shares and simultaneously an issuance of the preferred shares. Therefore the Company recorded 1) difference between the fair value and the par value of the ordinary shares against additional paid-in capital or by increasing accumulated deficit once additional paid-in capital has been exhausted; and 2) difference between the fair value of the preferred shares and ordinary shares, amounted to RMB11,587, as share-based compensation expenses in the Company’s consolidated statements of comprehensive (loss)/income for the year ended December 31, 2018.

In August 2018, the Company established the dual class ordinary share structure with different voting rights. The Company re-designated 12,000,000 ordinary shares held by Beauty & Health Holdings Limited (formerly known as JINXING HOLDINGS LIMITED) as Class A ordinary shares at a nominal or par value of US$0.0005 each. In addition, the Company re-designated 300,000 ordinary shares held by One-of-a-kind Holdings Limited (formerly known as YUTAO HOLDINGS LIMITED) and 10,990,940 ordinary shares held by ATCG Holdings Limited (formerly known as SHAOHUI HOLDINGS LIMITED) as Class B ordinary shares at a nominal or par value of US$0.0005 each. Holders of Class A ordinary shares are entitled to ten votes per share, while the holders of Class B ordinary shares are entitled to one vote per share.

In May 2019, the Company completed its IPO on Nasdaq Global Market and the underwriters subsequently exercised their over-allotment option in May 2019. In the offering, 14,950,000 ADSs representing 11,500,000 Class A Ordinary shares, were issued and sold to the public at a price of US$13.80 per ADS. The net proceeds to the Company from the IPO, after deducting commission and offering expenses, were approximately US$187.5 million (RMB1,267 million).

Upon the completion of IPO, 66,613,419 Class A ordinary shares with one vote per share and 12,000,000 Class B ordinary shares with thirty votes per share were issued upon re-designation of ordinary shares and the conversion of all redeemable convertible preferred shares. In addition, the authorized share capital of the Company was US$425 divided into 850,000,000 shares, comprising (i) 750,000,000 Class A ordinary shares of a par value of US$0.0005 each, (ii) 20,000,000 Class B ordinary shares of a par value of US$0.0005 each and (iii) 80,000,000 shares of a par value of US$0.0005 each of such class or classes (however designated) as the board of directors may determine in accordance with the amended and restated memorandum and articles of association.

As of December 31, 2019, 750,000,000 Class A ordinary shares were authorized, 69,371,718 Class A ordinary shares were issued and outstanding;  20,000,000 Class B ordinary shares were authorized, 12,000,000 Class B ordinary shares were issued and outstanding;  80,000,000 shares as the board of directors may determine in accordance with the amended and restated memorandum and articles of association were authorized.